Notes to the Consolidated Statements of Financial Position - Summary Of Non-Current Financial Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of financial position [abstract]
Liabilities to financial institutions	€ 103.7	€ 80.4
Lease liabilities	123.4	49.9	€ 27.6	€ 30.3
Other	90.1	10.1
Total	€ 317.2	€ 140.4